Consolidated Statement of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Net investment income	$ 1,657	$ 1,478	$ 1,376
Realized losses on securities	(105)	(13)	(9)
Life, accident and health net earned premiums	24	22	24
Policy charges and other income	115	111	108
Total revenues	1,691	1,598	1,499
Costs and Expenses:
Annuity benefits	998	892	800
Life, accident and health benefits	37	23	29
Insurance acquisition expenses, net	260	172	185
Other expenses	140	130	118
Total costs and expenses	1,435	1,217	1,132
Earnings before income taxes	256	381	367
Provision for income taxes	47	105	127
Net earnings, including noncontrolling interests	209	276	240
Less: Net earnings attributable to noncontrolling interests	2	6	4
Net Earnings Attributable to Shareholder	207	270	236
Supplemental disclosure of Realized gains on securities:
Realized gains (losses) before impairments	(91)	16	42
Losses on securities with impairment	(14)	(30)	(51)
Non-credit portion recognized in other comprehensive income (loss)	0	1	0
Impairment charges recognized in earnings	(14)	(29)	(51)
Total realized losses on securities	$ (105)	$ (13)	$ (9)